Note 21 - Deferred Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		$ 49,211	$ 111,302
Translation differences		(133)	6,854
Decrease due to sale of subsidiaries		(533)
Increase due to business combinations			32,099
Charged to other comprehensive income		6,648	(3,146)
Income statement charge / (credit)		(26,019)	(97,898)
At the end of the year		29,174	49,211
Deferred tax assets, provisions and allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(21,208)	(19,653)
Translation differences		506	1,804
Decrease due to sale of subsidiaries	[1]
Increase due to business combinations	[2]		(7,452)
Charged to other comprehensive income
Income statement charge / (credit)		(4,381)	4,093
At the end of the year		(25,083)	(21,208)
Deferred tax assets, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(85,937)	(93,404)
Translation differences		606	513
Decrease due to sale of subsidiaries	[1]		93
Increase due to business combinations	[2]		(24,580)
Charged to other comprehensive income
Income statement charge / (credit)		201	31,534
At the end of the year		(85,037)	(85,937)
Deferred tax assets, tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(480,149)	(382,832)
Translation differences		80	1,996
Decrease due to sale of subsidiaries	[1]
Increase due to business combinations	[2]		(33,598)
Charged to other comprehensive income
Income statement charge / (credit)		(5,694)	(65,715)
At the end of the year		(485,763)	(480,149)
Deferred tax assets, other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(206,958)	(181,606)
Translation differences		1,195	644
Decrease due to sale of subsidiaries	[1]		11
Increase due to business combinations	[2]		(34,974)
Charged to other comprehensive income		2,587	(1,952)
Income statement charge / (credit)		26,538	10,930
At the end of the year		(176,627)	(206,958)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(794,252)	(677,495)
Translation differences		2,387	4,957
Decrease due to sale of subsidiaries	[1]		104
Increase due to business combinations	[2]		(100,604)
Charged to other comprehensive income		2,587	(1,952)
Income statement charge / (credit)		16,664	(19,158)
At the end of the year		(772,510)	(794,252)
Deferred tax liabilities, fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		702,415	651,339
Translation differences		(461)	1,644
Decrease due to sale of subsidiaries	[1]	(637)
Increase due to business combinations	[2]		89,306
Charged to other comprehensive income
Income statement charge / (credit)		(31,487)	(39,874)
At the end of the year		669,830	702,415
Deferred tax liabilities, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		15,255	19,396
Translation differences
Decrease due to sale of subsidiaries	[1]
Increase due to business combinations	[2]
Charged to other comprehensive income
Income statement charge / (credit)		12,253	(4,141)
At the end of the year		27,508	15,255
Deferred tax liabilities, intangible and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		125,793	118,062
Translation differences		(2,059)	253
Decrease due to sale of subsidiaries	[1]
Increase due to business combinations	[2]		43,397
Charged to other comprehensive income		4,061	(1,194)
Income statement charge / (credit)		(23,449)	(34,725)
At the end of the year		104,346	125,793
Deferred Tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		843,463	788,797
Translation differences		(2,520)	1,897
Decrease due to sale of subsidiaries	[1]	(637)
Increase due to business combinations	[2]		132,703
Charged to other comprehensive income		4,061	(1,194)
Income statement charge / (credit)		(42,683)	(78,740)
At the end of the year		$ 801,684	$ 843,463

[1]	Related to Geneva sale. See note 6 to these Consolidated Financial Statements.
[2]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.